Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

June 30, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the following Trust funds, each dated June 30, 2023, do not differ from those contained in Post-Effective Amendment No. 2,655 to the Trust’s Registration Statement on Form N-1A, filed electronically on June 23, 2023:

iShares 0-3 Month Treasury Bond ETF

iShares 10+ Year Investment Grade Corporate Bond ETF

iShares 10-20 Year Treasury Bond ETF

iShares 1-3 Year Treasury Bond ETF

iShares 1-5 Year Investment Grade Corporate Bond ETF

iShares 20+ Year Treasury Bond ETF

iShares 25+ Year Treasury STRIPS Bond ETF

iShares 3-7 Year Treasury Bond ETF

iShares 5-10 Year Investment Grade Corporate Bond ETF

iShares 7-10 Year Treasury Bond ETF

iShares Agency Bond ETF

iShares BBB Rated Corporate Bond ETF

iShares Broad USD Investment Grade Corporate Bond ETF

iShares California Muni Bond ETF

iShares Core 10+ Year USD Bond ETF

iShares Core 5-10 Year USD Bond ETF

iShares Core U.S. Aggregate Bond ETF

iShares ESG Advanced Investment Grade Corporate Bond ETF

iShares ESG Advanced Total USD Bond Market ETF

iShares ESG Aware 1-5 Year USD Corporate Bond ETF

iShares ESG Aware U.S. Aggregate Bond ETF

iShares ESG Aware USD Corporate Bond ETF

iShares Government/Credit Bond ETF

iShares High Yield Bond Factor ETF

iShares iBoxx $ High Yield Corporate Bond ETF

iShares iBoxx $ Investment Grade Corporate Bond ETF

iShares Intermediate Government/Credit Bond ETF

iShares Investment Grade Bond Factor ETF

iShares MBS ETF

iShares National Muni Bond ETF

iShares New York Muni Bond ETF

iShares Short Treasury Bond ETF

iShares Short-Term National Muni Bond ETF

iShares USD Bond Factor ETF

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary